Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 6,018,635	$ 7,319,765	$ 18,945,817
Accounts receivable	458,627	271,161	162,141
Gaming accounts receivable	901,779	2,418,492	1,455,710
Prepaid expenses	1,977,571	968,682	327,190
Related party receivable		1,413	1,519
Other current assets	458,032	403,972	301,289
Total Current Assets	9,814,644	11,383,485	21,193,666
Non - Current Assets
Restricted cash	355,643	386,592	1,098,952
Property and equipment	567,135	490,079	489,591
Right of use assets	1,117,563	589,288	687,568
Intangible assets	14,781,491	15,557,561	10,257,582
Goodwill	16,164,108	16,164,337	1,663,120
Marketable securities	100,000	7,499	467,500
Total Non - Current Assets	33,085,940	33,195,356	14,664,313
Total Assets	42,900,584	44,578,841	35,857,979
Current Liabilities
Bank overdraft		7,520	3,902
Line of credit - bank			500,000
Accounts payable and accrued liabilities	4,790,763	6,820,279	7,961,146
Gaming accounts payable		2,610,305	3,084,768
Taxes payable	192,497	47,787	946,858
Advances from stockholders		502	565
Deferred purchase consideration, net of discount of $0 and $7,761			17,673
Deferred purchase consideration - related parties, net of discount of $0 and $5,174		0	376,954
Promissory notes payable - related parties	321,144	51,878
Debentures			34,547
Operating lease liability	293,343	244,467	238,899
Financial lease liability	7,584	8,347	10,511
Bank loan payable - current portion	3,093	36,094	138,212
Total Current Liabilities	8,324,796	9,827,179	13,314,035
Non-Current Liabilities
Contingent Purchase Consideration		12,859,399
Deferred tax liability	3,132,901	3,291,978	1,222,513
Operating lease liability		340,164	416,861
Financial lease liability	3,330	7,716	17,265
Bank loan payable	149,759	151,321	66,885
Other long-term liabilities	371,242	359,567	664,067
Total Non-Current Liabilities	18,265,450	17,010,145	2,387,591
Total Liabilities	26,590,246	26,837,324	15,701,626
Stockholders' Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, none issued
Common stock, $0.0001 par value, 80,000,000 shares authorized; 26,319,583 and 23,363,732 shares issued and outstanding as of June 30, 2022 and December 31, 2021	2,632	2,336	2,003
Additional paid-in capital	71,681,523	66,233,292	53,064,919
Accumulated other comprehensive income	(761,314)	(251,083)	267,948
Accumulated deficit	(54,612,503)	(48,243,028)	(33,178,517)
Total Stockholders' Equity	16,310,338	17,741,517	20,156,353
Total Liabilities and Stockholders’ Equity	42,900,584	44,578,841	$ 35,857,979
Operating lease liability	$ 833,045	$ 340,164